COMMITMENTS AND CONTINGENCIES (Details)		3 Months Ended	12 Months Ended
	Oct. 17, 2019 item	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Other Commitments [Line Items]
Number of demands to company to register securities | item	2
Period for exercise of right for registration of securities	3 months
Business Combination Marketing Agreement
Other Commitments [Line Items]
Cash fees payable to advisors (as percentage)		3.50%	3.50%
Fees payable to advisors		$ 4,830,000	$ 4,830,000
Percentage of advisors fees payable to third party		25.00%	25.00%
Advisors fees		$ 0	$ 0
Additional cash fees payable to advisors (as percentage)		1.00%	1.00%
Additional Fees Payable To Advisors, Payment Days Following Initial Public Offering		90	90
Early Bird Capital and/or its designees
Other Commitments [Line Items]
Number of demands to company to register securities | item	1
Period for exercise of right for registration of securities	5 years